Cover	Sep. 23, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2021
Entity File Number	001-39089
Entity Registrant Name	UNION ACQUISITION CORP. II
Entity Central Index Key	0001766146
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1425 Brickell Ave.
Entity Address, Address Line Two	#57B
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(212)
Local Phone Number	981-0630
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share and one redeemable warrant
Trading Symbol	LATNU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	LATN
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for ordinary shares at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for ordinary shares at an exercise price of $11.50 per share
Trading Symbol	LATNW
Security Exchange Name	NASDAQ